Condensed Interim Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 716	$ 308
Receivables and other current assets	80	59
Due from related party	76	55
TOTAL CURRENT ASSETS	872	422
NON-CURRENT ASSETS
Equipment	13	21
Exploration and evaluation assets	39,168	39,103
Advance		50
Investment	132	48
TOTAL NON-CURRENT ASSETS	39,313	39,222
TOTAL ASSETS	40,185	39,644
LIABILITIES
Trade payables and accrued liabilities	527	362
Provision for restoration obligation	267	267
TOTAL LIABILITIES	794	629
EQUITY
Reserve	2,592	2,096
Deficit	(54,326)	(53,299)
TOTAL EQUITY	39,391	39,015
TOTAL LIABILITIES AND EQUITY	40,185	39,644
Preferred Stock [Member]
EQUITY
Share capital	591	591
Common Stock [Member]
EQUITY
Share capital	$ 90,534	$ 89,627